AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.7%			Ascom Holding AG (Switzerland)[2]	430,700	$4,455,856
Communication Services - 8.4%			DiaSorin S. P. A. (Italy)	66,525	7,736,765
Auto Trader Group PLC (United Kingdom) [1]	2,377,449	$14,900,976	Japan Lifeline Co., Ltd. (Japan)	883,600	14,260,239
CTS Eventim AG & Co. KGaA (Germany)	300,112	16,907,938	Mani, Inc. (Japan)	230,400	6,085,036
HUYA, Inc., ADR (China) *,2	497,100	11,751,444	Odontoprev, S.A. (Brazil)	2,536,100	9,912,578
Karnov Group AB (Sweden) *,2	1,217,000	5,934,143	Orpea (France)	210,062	25,655,775
Megacable Holdings SAB de CV (Mexico)	1,537,071	6,191,435	UDG Healthcare PLC (Ireland)	1,967,473	18,144,133
Modern Times Group MTG AB, Class B (Sweden) *	852,628	7,064,811	Total Health Care		105,678,899
Nordic Entertainment Group AB,			Industrials - 24.8%
Class B (Sweden)[2]	1,198,428	28,341,388	AirAsia Group Bhd (Malaysia)	17,817,100	7,486,118
Total Communication Services		91,092,135	Alimak Group AB (Sweden)[1]	423,198	5,585,272
Consumer Discretionary - 10.9%			A-Living Services Co., Ltd., Class H (China) [1,2]	3,348,000	7,722,727
ABC-Mart, Inc. (Japan)	445,200	28,300,392	Benefit One, Inc. (Japan)[2]	484,700	9,201,079
CIE Automotive, S. A. (Spain)	567,400	14,227,820	BEST, Inc., ADR (China) *,2	2,019,200	10,661,376
Dalata Hotel Group PLC (Ireland)	2,657,525	14,193,241	Clarkson PLC (United Kingdom)	144,000	4,337,829
Izumi Co., Ltd. (Japan)	471,400	18,488,891	en-japan, Inc. (Japan)	608,100	23,490,658
Kroton Educacional, S.A. (Brazil)	3,923,500	10,585,551	Harmonic Drive Systems, Inc. (Japan)[2]	250,600	10,978,042
SAF-Holland, S.A. (Germany)	933,784	6,599,263	Howden Joinery Group PLC (United Kingdom)	1,852,887	12,752,358
Samsonite International, S. A. (United States) [1]	5,403,650	11,447,735
			Interpump Group S.P.A. (Italy)	484,893	15,324,988
Sushiro Global Holdings, Ltd. (Japan)	225,400	15,174,003	Intrum AB (Sweden)[2]	991,800	24,916,075
Total Consumer Discretionary		119,016,896	IPH, Ltd. (Australia)	3,099,000	18,229,859
Consumer Staples - 5.6%			Irish Continental Group PLC (Ireland)	1,130,817	5,152,010
Kobe Bussan Co., Ltd. (Japan)	181,100	8,800,886	LISI (France)	92,471	2,560,448
Pigeon Corp. (Japan)	375,800	15,560,706	Melrose Industries PLC (United Kingdom)	11,107,282	27,517,970
Sugi Holdings Co., Ltd. (Japan)	492,230	26,713,506	Nabtesco Corp. (Japan)	337,500	10,564,777
Viscofan, S.A. (Spain)	212,400	9,952,548	Nihon M&A Center, Inc. (Japan)	441,200	12,480,165
Total Consumer Staples		61,027,646	Palfinger AG (Austria)	140,433	3,696,532
Energy - 1.4%			Polypipe Group PLC (United Kingdom)	2,216,215	11,028,699
Gaztransport Et Technigaz, S. A. (France)	158,540	15,685,741	Prosegur Cia de Seguridad, S.A. (Spain)	5,323,110	20,747,753
Financials - 16.3%			Stabilus, S. A. (Luxembourg)	198,467	9,704,434
Aruhi Corp. (Japan)[2]	943,800	21,133,799
			Troax Group AB (Sweden)	267,518	2,703,900
Challenger, Ltd. (Australia)	3,325,778	16,562,735	VAT Group AG (Switzerland) [1]	109,500	13,809,558
Edelweiss Financial Services, Ltd. (India)	3,945,534	5,294,190	Total Industrials		270,652,627
FinecoBank Banca Fineco S.P.A. (Italy)	2,668,000	28,227,680	Information Technology - 15.8%
Jupiter Fund Management PLC (United Kingdom)	2,105,500	9,203,306	Altran Technologies, S.A. (France)	2,573,881	40,410,409
Regional SAB de CV (Mexico) [2]	2,099,900	9,623,744
			Barco N.V. (Belgium)	75,900	14,989,733
Steadfast Group, Ltd. (Australia)	9,030,000	21,652,722	Chroma ATE, Inc. (Taiwan)	2,101,100	9,963,007
Tamburi Investment Partners S.P.A. (Italy) [2]	905,975	6,126,381
			Datalogic S.P.A. (Italy) [2]	122,178	1,753,963
Topdanmark A/S (Denmark) [2]	646,096	31,188,491
			Disco Corp. (Japan)	32,700	6,251,151
Zenkoku Hosho Co., Ltd. (Japan)	716,800	28,010,763	Electrocomponents PLC (United Kingdom)	3,045,800	24,079,264
Total Financials		177,023,811	Global Dominion Access, S. A. (Spain)*,1	674,146	2,711,968
Health Care - 9.7%			Horiba, Ltd. (Japan)	266,195	15,487,760
Amplifon S. P. A. (Italy)	791,909	19,428,517	Iriso Electronics Co., Ltd. (Japan)	288,000	13,913,803

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

					Principal
		Shares	Value		Amount	Value

	Information Technology - 15.8%			Guggenheim Securities LLC, dated 09/30/19, due
	(continued)			10/01/19, 2.420% total to be received
	Keywords Studios PLC (Ireland)	829,208	$11,678,401	$7,154,952 (collateralized by various
				U. S. Government Agency Obligations and
	Link Administration Holdings, Ltd. (Australia) [2]	4,105,700	15,821,184	U. S. Treasuries, 1.500% - 5.000%, 08/15/22 -
	Nemetschek SE (Germany)	161,800	8,244,381	06/20/69, totaling $7,297,561)	$7,154,471	$7,154,471
	SimCorp A/S (Denmark)	82,700	7,263,424	RBC Dominion Securities, Inc. , dated 09/30/19,
	Total Information Technology		172,568,448	due 10/01/19, 2.370% total to be received
				$7,154,942 (collateralized by various
	Materials - 0.4%			U. S. Government Agency Obligations and
	Hansol Chemical Co., Ltd. (South Korea)	64,500	4,290,979	U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
				09/01/49, totaling $7,297,560)	7,154,471	7,154,471
	Real Estate - 2.6%
				State of Wisconsin Investment Board, dated
	Katitas Co., Ltd. (Japan)	199,500	8,231,926	09/30/19, du e 10/01/19, 2.520% total to be
	Open House Co., Ltd. (Japan)	829,600	19,852,803	received $2,978,318 (collateralized by various
	Total Real Estate		28,084,729	U. S. Treasuries, 0.125% - 3.875%, 04/15/21 -
				09/09/49, totaling $3,037,680)	2,978,110	2,978,110
	Utilities - 2.8%
				Total Joint Repurchase Agreements		30,119,634
	Rubis SCA (France)	532,900	30,952,031
	Total Common Stocks				Shares
	(Cost $1,082,676,331)		1,076,073,942	Other Investment Companies - 1.1%

		Principal		Dreyfus Government Cash Management Fund,
				Institutional Shares, 1.85%[4]	3,843,532	3,843,532
		Amount
Short	-Term Investments - 3.9%			Dreyfus Institutional Preferred Government

	Joint Repurchase Agreements - 2.8%[3]			1.90% Money 4 Market Fund, Institutional Shares,	3,843,533	3,843,533
	Bank of Montreal, dated 09/30/19, due 10/01/19,
				JPMorgan U.S. Government Money Market Fund,
	2.300% total to be received $5,678,474			IM Shares, 1.87%[4]	3,960,003	3,960,003
	(collateralized by various U. S. Treasuries,
	0.000% - 3.750%, 10/10/19 - 05/15/45, totaling			Total Other Investment Companies		11,647,068
	$5,791,673)	$5,678,111	5,678,111	Total Short-Term Investments
	Cantor Fitzgerald Securities, Inc. , dated 09/30/19,			(Cost $41,766,702)		41,766,702
	due 10/01/19, 2.400% total to be received			Total Investments - 102.6%
	$7,154,948 (collateralized by various			(Cost $1,124,443,033)		1,117,840,644
	U. S. Government Agency Obligations and			Other Assets, less Liabilities - (2.6)%		(27,945,993)
	U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
	07/15/61, totaling $7,297,560)	7,154,471	7,154,471	Net Assets - 100.0%		$1,089,894,651

	* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
	[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			repurchase agreements.
	security may be resold in transactions exempt from registration, normally to qualified			[4] Yield shown represents the September 30, 2019, seven day average yield, which refers
	buyers. At September 30, 2019, the value of these securities amounted to $56,178,236 or			to the sum of the previous seven days' dividends paid, expressed as an annual
	5.2% of net assets.			percentage.
	[2] Some of these securities, amounting to $41,930,045 or 3.8% of net assets, were out on			ADR American Depositary Receipt
	loan to various borrowers and are collateralized by cash and various U. S. Treasury
	Obligations. See below for more information.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
		Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials		$44,595,500	$226,057,127	—	$270,652,627
Financials		9,623,744	167,400,067	—	177,023,811
Information Technology		—	172,568,448	—	172,568,448
Consumer Discretionary		24,778,792	94,238,104	—	119,016,896
Health Care		9,912,578	95,766,321	—	105,678,899
Communication Services		52,218,410	38,873,725	—	91,092,135
Consumer Staples		—	61,027,646	—	61,027,646
Utilities		—	30,952,031	—	30,952,031
Real Estate		—	28,084,729	—	28,084,729
Energy		—	15,685,741	—	15,685,741
Materials		—	4,290,979	—	4,290,979
Short-Term Investments
Joint Repurchase Agreements		—	30,119,634	—	30,119,634
Other Investment Companies		11,647,068	—	—	11,647,068
Total Investment in Securities		$152,776,092	$965,064,552	—	$1,117,840,644

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

	% of Long-Term			% of Long-Term
Country	Investments	Country			Investments
Australia	6.7	South Korea			0.4
Austria	0.3	Spain			4.4
Belgium	1.4	Sweden			6.9
Brazil	1.9	Switzerland			1.7
China	2.8	Taiwan			0.9
Denmark	3.6	United Kingdom			9.6
France	10.7	United States			1.1
Germany	3.0				100.0
India	0.5
Ireland	4.6
Italy	7.3
Japan	29.1
Luxembourg	0.9
Malaysia	0.7
Mexico	1.5

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$41,930,045	$30,119,634	$15,325,158	$45,444,792

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-11/15/48

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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